Segment Reporting - Reconciliation of Total Segment Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Total assets of all segments	$ 9,895,173	$ 9,719,938	$ 9,971,065
Cash	540,206	639,491	665,737	692,127
Accounts receivable and other assets	682,208	642,596
Assets	$ 11,117,587	$ 11,002,025